Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.2%
BHP Group Ltd., ADR (A)	14,400	$ 720,576
BHP Group Ltd.	18,200	452,418
Lendlease Corp. Ltd.	118,300	676,337
Macquarie Group Ltd.	15,900	1,551,206
Santos Ltd.	376,400	1,738,796
Woodside Energy Group Ltd.	31,983	653,461

		5,792,794

Austria - 0.1%
ams-OSRAM AG (B)	29,800	185,496

Belgium - 3.2%
Anheuser-Busch InBev SA	49,700	2,251,243
Groupe Bruxelles Lambert NV	13,600	951,118
KBC Group NV	26,100	1,238,549

		4,440,910

Canada - 0.7%
TFI International, Inc.	10,300	932,134

Finland - 1.2%
Nokia OYJ	373,600	1,603,887

France - 9.7%
Amundi SA (C)	17,300	720,214
Capgemini SE	8,698	1,392,553
Cie de Saint-Gobain	17,200	614,996
Dassault Aviation SA	5,185	589,902
Engie SA	228,100	2,625,406
Rexel SA	35,700	535,027
Sanofi	25,668	1,954,528
Societe Generale SA	39,500	781,156
TotalEnergies SE	37,500	1,759,296
Ubisoft Entertainment SA (B)	17,300	475,448
Veolia Environnement SA	97,856	1,870,242

		13,318,768

Germany - 9.8%
Allianz SE	9,841	1,550,295
BASF SE	35,700	1,370,108
Bayer AG	12,226	563,307
Deutsche Boerse AG	8,400	1,376,984
Deutsche Post AG	52,100	1,570,275
HeidelbergCement AG	34,500	1,362,893
Infineon Technologies AG	56,785	1,242,684
SAP SE	26,300	2,143,322
Siemens AG	17,907	1,750,281
Talanx AG (B)	16,400	580,735

		13,510,884

Hong Kong - 2.3%
CK Asset Holdings Ltd.	189,100	1,135,240
CK Hutchison Holdings Ltd.	373,100	2,054,381

		3,189,621

Ireland - 4.1%
AerCap Holdings NV (B)	35,890	1,519,224
AIB Group PLC (A)	469,300	1,142,087
DCC PLC	25,100	1,303,509

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	1,985	$ 115,963
Smurfit Kappa Group PLC	54,421	1,556,396

		5,637,179

Israel - 1.0%
Check Point Software Technologies Ltd. (B)	12,600	1,411,452

Italy - 0.4%
Prysmian SpA	18,835	539,507

Japan - 19.4%
Astellas Pharma, Inc.	111,900	1,482,371
Denka Co. Ltd.	24,760	544,452
FANUC Corp.	9,200	1,291,811
Fujitsu Ltd.	9,910	1,086,651
Hitachi Ltd.	43,140	1,835,869
Kirin Holdings Co. Ltd.	73,500	1,132,322
Kyocera Corp.	32,400	1,632,271
Nintendo Co. Ltd.	49,000	1,976,379
Olympus Corp.	35,200	677,168
ORIX Corp.	130,400	1,826,781
Rakuten Group, Inc.	221,900	949,619
SBI Holdings, Inc.	66,900	1,200,525
Sega Sammy Holdings, Inc.	44,600	607,431
Seven & i Holdings Co. Ltd.	60,700	2,438,321
Sony Group Corp.	38,400	2,473,514
Square Enix Holdings Co. Ltd.	17,200	741,341
Sumitomo Mitsui Financial Group, Inc.	69,400	1,923,870
Toshiba Corp.	34,550	1,230,853
Toyota Industries Corp.	34,900	1,667,198

		26,718,747

Luxembourg - 0.8%
ArcelorMittal SA	55,000	1,094,407

Netherlands - 3.8%
ASML Holding NV	2,900	1,201,408
EXOR NV (B)	8,300	532,642
Heineken Holding NV	26,243	1,796,560
Koninklijke Philips NV (A)	28,895	444,882
NXP Semiconductors NV	8,500	1,253,835

		5,229,327

Norway - 1.6%
Aker BP ASA (A)	18,638	534,995
DNB Bank ASA	79,300	1,258,337
Mowi ASA	27,200	345,971

		2,139,303

Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	54,000	1,982,839

Singapore - 1.6%
DBS Group Holdings Ltd.	95,900	2,218,489

Sweden - 2.3%
Essity AB, Class B	63,400	1,252,580
Husqvarna AB, B Shares	37,800	209,540
Investor AB, B Shares	61,512	897,535
Volvo AB, B Shares	60,449	855,412

		3,215,067

Switzerland - 12.2%
ABB Ltd.	67,600	1,745,393
Alcon, Inc.	4,600	267,193
Cie Financiere Richemont SA, Class A	13,800	1,302,657
Glencore PLC	274,000	1,439,873

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	29,776	$ 3,220,492
Novartis AG	33,380	2,544,789
Roche Holding AG	9,332	3,037,870
Siemens Energy AG (B)	65,453	720,688
UBS Group AG	168,300	2,441,690

		16,720,645

United Kingdom - 18.8%
Ashtead Group PLC	28,900	1,297,893
Aviva PLC	198,465	851,184
Barratt Developments PLC	109,200	412,713
BP PLC	377,300	1,802,885
Bunzl PLC	38,300	1,170,178
Burberry Group PLC	20,600	411,495
CNH Industrial NV	110,000	1,231,147
Entain PLC	42,200	504,562
GSK PLC	94,380	1,363,102
Imperial Brands PLC	13,599	279,634
Inchcape PLC	81,687	618,535
Informa PLC	175,204	1,001,448
Kingfisher PLC (A)	468,500	1,140,431
Legal & General Group PLC	287,200	685,541
Liberty Global PLC, Class C (B)	65,095	1,074,068
Linde PLC	6,100	1,644,499
Lloyds Banking Group PLC	3,663,500	1,655,855
Melrose Industries PLC	559,610	625,737
Persimmon PLC	51,900	709,799
Reckitt Benckiser Group PLC	27,700	1,835,996
Smith & Nephew PLC	117,400	1,355,122
Tesco PLC	580,574	1,332,459
Unilever PLC	63,793	2,803,055

		25,807,338

Total Common Stocks (Cost $160,791,261)		135,688,794

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (D)	2,484,533	2,484,533

Total Other Investment Company (Cost $2,484,533)		2,484,533

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.10% (D), dated 09/30/2022, to be repurchased at $630,746 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $643,420.	$ 630,688	630,688

Total Repurchase Agreement (Cost $630,688)		630,688

Total Investments (Cost $163,906,482)		138,804,015
Net Other Assets (Liabilities) - (0.9)%		(1,274,943)

Net Assets - 100.0%		$ 137,529,072

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.9%	$10,945,967
Banks	7.4	10,218,343
Industrial Conglomerates	6.3	8,800,630
Capital Markets	5.3	7,290,619
Oil, Gas & Consumable Fuels	4.7	6,489,433
Machinery	3.8	5,255,108
Beverages	3.7	5,180,125
Multi-Utilities	3.2	4,495,648
Diversified Financial Services	3.0	4,208,076
Semiconductors & Semiconductor Equipment	2.8	3,883,423
Food & Staples Retailing	2.7	3,770,780
Metals & Mining	2.7	3,707,274
Insurance	2.6	3,667,755
Household Durables	2.6	3,596,026
Food Products	2.6	3,566,463
Chemicals	2.6	3,559,059
Software	2.6	3,554,774
Trading Companies & Distributors	2.3	3,224,429
Entertainment	2.3	3,193,168
Household Products	2.2	3,088,576
Electrical Equipment	2.2	3,005,588
Personal Products	2.0	2,803,055
Health Care Equipment & Supplies	2.0	2,744,365
IT Services	1.8	2,479,204
Technology Hardware, Storage & Peripherals	1.4	1,982,839
Real Estate Management & Development	1.3	1,811,577
Textiles, Apparel & Luxury Goods	1.2	1,714,152
Electronic Equipment, Instruments & Components	1.2	1,632,271
Communications Equipment	1.2	1,603,887
Air Freight & Logistics	1.1	1,570,275
Containers & Packaging	1.1	1,556,396
Construction Materials	1.0	1,362,893
Commercial Services & Supplies	0.9	1,297,893
Specialty Retail	0.8	1,140,431
Diversified Telecommunication Services	0.8	1,074,068
Media	0.7	1,001,448
Internet & Direct Marketing Retail	0.7	949,619
Road & Rail	0.7	932,134
Distributors	0.5	618,535
Building Products	0.4	614,996
Leisure Products	0.4	607,431
Aerospace & Defense	0.4	589,902
Hotels, Restaurants & Leisure	0.4	504,562
Tobacco	0.2	279,634
Airlines	0.1	115,963

Investments	97.8	135,688,794
Short-Term Investments	2.2	3,115,221

Total Investments	100.0%	$138,804,015

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,671,751	$127,017,043	$—	$135,688,794
Other Investment Company	2,484,533	—	—	2,484,533
Repurchase Agreement	—	630,688	—	630,688

Total Investments	$11,156,284	$127,647,731	$—	$138,804,015

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,396,055, collateralized by cash collateral of $2,484,533 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of the 144A security is $720,214, representing 0.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5